Portfolio of Investments February 28, 2026
Lifecycle Retirement Income

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—4.1%
1,741,432 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-12/18/25; cost $17,818,935) $ 16,630,674
TOTAL DIRECT REAL ESTATE 16,630,674
FIXED INCOME—40.1%
5,384,876
Nuveen Core Bond Fund, Class W 50,563,985
4,053,623
Nuveen Core Plus Bond Fund, Class W 38,104,054
849,002
Nuveen Floating Rate Income Fund, Class R6 15,035,817
1,970,214
Nuveen High Yield Fund, Class W 17,554,605
3,934,538
Nuveen Short Term Bond Fund, Class W 40,289,668
TOTAL FIXED INCOME 161,548,129
INFLATION-PROTECTED ASSETS—10.0%
3,675,357
Nuveen Inflation Linked Bond Fund, Class W 40,208,404
TOTAL INFLATION-PROTECTED ASSETS 40,208,404
INTERNATIONAL EQUITY—12.8%
791,806
Nuveen Emerging Markets Equity Fund, Class W 9,137,447
788,768
Nuveen International Equity Fund, Class W 13,527,371
850,955
Nuveen International Opportunities Fund, Class W 15,087,438
153,682
Nuveen International Value Fund, Class I 6,408,522
475,317
Nuveen Quant International Small Cap Equity Fund, Class W 7,177,289
TOTAL INTERNATIONAL EQUITY 51,338,067
INTERNATIONAL FIXED INCOME—9.9%
1,890,865
Nuveen Emerging Markets Debt Fund, Class W 17,603,957
2,446,175
Nuveen International Bond Fund, Class W 22,162,343
TOTAL INTERNATIONAL FIXED INCOME 39,766,300
U.S. EQUITY—23.0%
832,040
Nuveen Core Equity Fund, Class W 12,414,037
232,458
Nuveen Dividend Growth Fund, Class R6 15,035,388
905,373
Nuveen Dividend Value Fund, Class R6 14,522,178
376,226
Nuveen Growth Opportunities ETF 14,236,392
536,965
Nuveen Large Cap Growth Fund, Class W 14,981,313
601,531
Nuveen Large Cap Value Fund, Class W 15,284,905
70,157
Nuveen Quant Small Cap Equity Fund, Class W 1,447,330
82,016
Nuveen Small Cap Select Fund, Class R6 1,377,862
203,116
Nuveen Quant Small/Mid Cap Equity Fund, Class W 3,410,312
TOTAL U.S. EQUITY 92,709,717
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $345,718,108) 402,201,291
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$397,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 397,000
TOTAL REPURCHASE AGREEMENT 397,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $397,000) 397,000
TOTAL INVESTMENTS—100.0%
(Cost $346,115,108) 402,598,291
OTHER ASSETS & LIABILITIES, NET—(0.0)% (3,814)
NET ASSETS—100.0% $ 402,594,477
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $397,121 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.375% and maturity date 7/15/27, valued at $405,066.

Lifecycle Retirement Income

Portfolio of Investments February 28, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Affiliated investment companies $ 385,570,617 $ — $ — 16,630,674 $ 402,201,291
Short-Term Investments
:
Repurchase agreement — 397,000 — — 397,000
Total $ 385,570,617 $ 397,000 $ — $ 16,630,674 $ 402,598,291
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2010

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—1.8%
1,313,799 (b),(c)
Nuveen Real Property Fund LP (purchased 7/01/16-12/18/25; cost $13,252,598) $ 12,546,778
TOTAL DIRECT REAL ESTATE 12,546,778
FIXED INCOME—45.8%
9,203,725
Nuveen Core Bond Fund, Class W 86,422,975
6,934,581
Nuveen Core Plus Bond Fund, Class W 65,185,058
1,450,686
Nuveen Floating Rate Income Fund, Class R6 25,691,647
3,363,481
Nuveen High Yield Fund, Class W 29,968,617
10,491,185
Nuveen Short Term Bond Fund, Class W 107,429,738
TOTAL FIXED INCOME 314,698,035
INFLATION-PROTECTED ASSETS—10.0%
6,277,730
Nuveen Inflation Linked Bond Fund, Class W 68,678,365
TOTAL INFLATION-PROTECTED ASSETS 68,678,365
INTERNATIONAL EQUITY—11.6%
1,234,674
Nuveen Emerging Markets Equity Fund, Class W 14,248,134
1,220,556
Nuveen International Equity Fund, Class W 20,932,539
1,314,935
Nuveen International Opportunities Fund, Class W 23,313,793
238,243
Nuveen International Value Fund, Class I 9,934,748
737,484
Nuveen Quant International Small Cap Equity Fund, Class W 11,136,006
TOTAL INTERNATIONAL EQUITY 79,565,220
INTERNATIONAL FIXED INCOME—9.9%
3,235,370
Nuveen Emerging Markets Debt Fund, Class W 30,121,297
4,173,228
Nuveen International Bond Fund, Class W 37,809,448
TOTAL INTERNATIONAL FIXED INCOME 67,930,745
U.S. EQUITY—20.9%
1,291,271
Nuveen Core Equity Fund, Class W 19,265,764
359,321
Nuveen Dividend Growth Fund, Class R6 23,240,855
1,404,291
Nuveen Dividend Value Fund, Class R6 22,524,834
581,038
Nuveen Growth Opportunities ETF 21,986,478
836,232
Nuveen Large Cap Growth Fund, Class W 23,330,884
931,394
Nuveen Large Cap Value Fund, Class W 23,666,718
109,568
Nuveen Quant Small Cap Equity Fund, Class W 2,260,389
127,200
Nuveen Small Cap Select Fund, Class R6 2,136,967
315,808
Nuveen Quant Small/Mid Cap Equity Fund, Class W 5,302,415
TOTAL U.S. EQUITY 143,715,304
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $586,390,950) 687,134,447
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$368,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 368,000
TOTAL REPURCHASE AGREEMENT 368,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $368,000) 368,000
TOTAL INVESTMENTS—100.0%
(Cost $586,758,950) 687,502,447
OTHER ASSETS & LIABILITIES, NET—0.0% 77,486
NET ASSETS—100.0% $ 687,579,933
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $368,112 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $375,395.

Lifecycle 2010

Portfolio of Investments February 28, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2010
Affiliated investment companies $ 674,587,669 $ — $ — 12,546,778 $ 687,134,447
Short-Term Investments
:
Repurchase agreement — 368,000 — — 368,000
Total $ 674,587,669 $ 368,000 $ — $ 12,546,778 $ 687,502,447
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2015

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—3.9%
3,922,153 (b),(c)
Nuveen Real Property Fund LP (purchased 11/28/16-4/09/25; cost $40,022,636) $ 37,456,562
TOTAL DIRECT REAL ESTATE 37,456,562
FIXED INCOME—40.8%
12,882,086
Nuveen Core Bond Fund, Class W 120,962,788
9,697,350
Nuveen Core Plus Bond Fund, Class W 91,155,088
2,025,814
Nuveen Floating Rate Income Fund, Class R6 35,877,165
4,705,891
Nuveen High Yield Fund, Class W 41,929,487
10,037,832
Nuveen Short Term Bond Fund, Class W 102,787,405
TOTAL FIXED INCOME 392,711,933
INFLATION-PROTECTED ASSETS—10.0%
8,808,771
Nuveen Inflation Linked Bond Fund, Class W 96,367,952
TOTAL INFLATION-PROTECTED ASSETS 96,367,952
INTERNATIONAL EQUITY—12.6%
1,870,126
Nuveen Emerging Markets Equity Fund, Class W 21,581,255
1,861,659
Nuveen International Equity Fund, Class W 31,927,456
2,009,782
Nuveen International Opportunities Fund, Class W 35,633,434
362,366
Nuveen International Value Fund, Class I 15,110,647
1,122,733
Nuveen Quant International Small Cap Equity Fund, Class W 16,953,273
TOTAL INTERNATIONAL EQUITY 121,206,065
INTERNATIONAL FIXED INCOME—9.9%
4,516,412
Nuveen Emerging Markets Debt Fund, Class W 42,047,794
5,850,699
Nuveen International Bond Fund, Class W 53,007,337
TOTAL INTERNATIONAL FIXED INCOME 95,055,131
U.S. EQUITY—22.8%
1,965,516
Nuveen Core Equity Fund, Class W 29,325,499
548,218
Nuveen Dividend Growth Fund, Class R6 35,458,760
2,141,761
Nuveen Dividend Value Fund, Class R6 34,353,843
888,871
Nuveen Growth Opportunities ETF 33,634,879
1,274,843
Nuveen Large Cap Growth Fund, Class W 35,568,120
1,420,440
Nuveen Large Cap Value Fund, Class W 36,093,370
166,173
Nuveen Quant Small Cap Equity Fund, Class W 3,428,140
194,004
Nuveen Small Cap Select Fund, Class R6 3,259,261
480,780
Nuveen Quant Small/Mid Cap Equity Fund, Class W 8,072,302
TOTAL U.S. EQUITY 219,194,174
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $841,967,578) 961,991,817
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$2,284,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 2,284,000
TOTAL REPURCHASE AGREEMENT 2,284,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,284,000) 2,284,000
TOTAL INVESTMENTS—100.2%
(Cost $844,251,578) 964,275,817
OTHER ASSETS & LIABILITIES, NET—(0.2)% (1,472,328)
NET ASSETS—100.0% $ 962,803,489
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $2,284,697 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
1.625% and maturity date 10/15/27, valued at $2,329,767.

Lifecycle 2015

Portfolio of Investments February 28, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2015
Affiliated investment companies $ 924,535,255 $ — $ — 37,456,562 $ 961,991,817
Short-Term Investments
:
Repurchase agreement — 2,284,000 — — 2,284,000
Total $ 924,535,255 $ 2,284,000 $ — $ 37,456,562 $ 964,275,817
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2020

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.1%
8,951,930 (b),(c)
Nuveen Real Property Fund LP (purchased 11/28/16-12/18/25; cost $92,182,940) $ 85,490,931
TOTAL DIRECT REAL ESTATE 85,490,931
FIXED INCOME—37.7%
27,079,865
Nuveen Core Bond Fund, Class W 254,279,928
20,396,319
Nuveen Core Plus Bond Fund, Class W 191,725,395
4,258,432
Nuveen Floating Rate Income Fund, Class R6 75,416,831
9,903,390
Nuveen High Yield Fund, Class W 88,239,200
16,693,727
Nuveen Short Term Bond Fund, Class W 170,943,768
TOTAL FIXED INCOME 780,605,122
INFLATION-PROTECTED ASSETS—8.2%
15,572,040
Nuveen Inflation Linked Bond Fund, Class W 170,358,121
TOTAL INFLATION-PROTECTED ASSETS 170,358,121
INTERNATIONAL EQUITY—14.3%
4,565,237
Nuveen Emerging Markets Equity Fund, Class W 52,682,834
4,544,354
Nuveen International Equity Fund, Class W 77,935,667
4,906,328
Nuveen International Opportunities Fund, Class W 86,989,199
885,027
Nuveen International Value Fund, Class I 36,905,612
2,735,915
Nuveen Quant International Small Cap Equity Fund, Class W 41,312,310
TOTAL INTERNATIONAL EQUITY 295,825,622
INTERNATIONAL FIXED INCOME—9.7%
9,504,661
Nuveen Emerging Markets Debt Fund, Class W 88,488,397
12,280,914
Nuveen International Bond Fund, Class W 111,265,078
TOTAL INTERNATIONAL FIXED INCOME 199,753,475
U.S. EQUITY—25.8%
4,798,272
Nuveen Core Equity Fund, Class W 71,590,222
1,340,543
Nuveen Dividend Growth Fund, Class R6 86,706,344
5,231,343
Nuveen Dividend Value Fund, Class R6 83,910,739
2,169,179
Nuveen Growth Opportunities ETF 82,081,733
3,103,255
Nuveen Large Cap Growth Fund, Class W 86,580,821
3,470,391
Nuveen Large Cap Value Fund, Class W 88,182,638
404,746
Nuveen Quant Small Cap Equity Fund, Class W 8,349,908
472,872
Nuveen Small Cap Select Fund, Class R6 7,944,244
1,173,588
Nuveen Quant Small/Mid Cap Equity Fund, Class W 19,704,538
TOTAL U.S. EQUITY 535,051,187
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,774,630,591) 2,067,084,458
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$970,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 970,000
TOTAL REPURCHASE AGREEMENT 970,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $970,000) 970,000
TOTAL INVESTMENTS—99.9%
(Cost $1,775,600,591) 2,068,054,458
OTHER ASSETS & LIABILITIES, NET—0.1% 1,973,991
NET ASSETS—100.0% $ 2,070,028,449
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $970,296 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 4/15/26, valued at $989,405.

Lifecycle 2020

Portfolio of Investments February 28, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2020
Affiliated investment companies $ 1,981,593,527 $ — $ — 85,490,931 $ 2,067,084,458
Short-Term Investments
:
Repurchase agreement — 970,000 — — 970,000
Total $ 1,981,593,527 $ 970,000 $ — $ 85,490,931 $ 2,068,054,458
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2025

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.1%
14,515,012 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-11/19/25; cost $151,115,925) $ 138,618,367
TOTAL DIRECT REAL ESTATE 138,618,367
FIXED INCOME—35.0%
42,787,670
Nuveen Core Bond Fund, Class W 401,776,219
32,226,903
Nuveen Core Plus Bond Fund, Class W 302,932,889
6,737,400
Nuveen Floating Rate Income Fund, Class R6 119,319,361
15,648,197
Nuveen High Yield Fund, Class W 139,425,433
20,443,564
Nuveen Short Term Bond Fund, Class W 209,342,099
TOTAL FIXED INCOME 1,172,796,001
INFLATION-PROTECTED ASSETS—6.2%
19,137,357
Nuveen Inflation Linked Bond Fund, Class W 209,362,682
TOTAL INFLATION-PROTECTED ASSETS 209,362,682
INTERNATIONAL EQUITY—16.1%
8,321,719
Nuveen Emerging Markets Equity Fund, Class W 96,032,638
8,283,561
Nuveen International Equity Fund, Class W 142,063,076
8,943,082
Nuveen International Opportunities Fund, Class W 158,560,850
1,612,695
Nuveen International Value Fund, Class I 67,249,387
4,995,430
Nuveen Quant International Small Cap Equity Fund, Class W 75,430,989
TOTAL INTERNATIONAL EQUITY 539,336,940
INTERNATIONAL FIXED INCOME—9.4%
15,018,184
Nuveen Emerging Markets Debt Fund, Class W 139,819,292
19,404,513
Nuveen International Bond Fund, Class W 175,804,886
TOTAL INTERNATIONAL FIXED INCOME 315,624,178
U.S. EQUITY—29.0%
8,747,410
Nuveen Core Equity Fund, Class W 130,511,354
2,443,672
Nuveen Dividend Growth Fund, Class R6 158,056,704
9,535,859
Nuveen Dividend Value Fund, Class R6 152,955,173
3,956,846
Nuveen Growth Opportunities ETF 149,727,053
5,645,436
Nuveen Large Cap Growth Fund, Class W 157,507,670
6,325,946
Nuveen Large Cap Value Fund, Class W 160,742,278
739,388
Nuveen Quant Small Cap Equity Fund, Class W 15,253,565
861,963
Nuveen Small Cap Select Fund, Class R6 14,480,979
2,139,268
Nuveen Quant Small/Mid Cap Equity Fund, Class W 35,918,305
TOTAL U.S. EQUITY 975,153,081
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,814,967,083) 3,350,891,249
TOTAL INVESTMENTS—99.8%
(Cost $2,814,967,083) 3,350,891,249
OTHER ASSETS & LIABILITIES, NET—0.2% 5,878,441
NET ASSETS—100.0% $ 3,356,769,690
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Lifecycle 2025

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2025
Affiliated investment companies $ 3,212,272,882 $ — $ — 138,618,367 $ 3,350,891,249
Total $ 3,212,272,882 $ — $ — $ 138,618,367 $ 3,350,891,249
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2030

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.1%
19,869,118 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-12/18/25; cost $210,020,718) $ 189,750,078
TOTAL DIRECT REAL ESTATE 189,750,078
FIXED INCOME—29.9%
55,949,795
Nuveen Core Bond Fund, Class W 525,368,572
42,161,900
Nuveen Core Plus Bond Fund, Class W 396,321,858
6,730,607
Nuveen Floating Rate Income Fund, Class R6 119,199,054
15,630,090
Nuveen High Yield Fund, Class W 139,264,100
19,153,648
Nuveen Short Term Bond Fund, Class W 196,133,351
TOTAL FIXED INCOME 1,376,286,935
INFLATION-PROTECTED ASSETS—4.3%
17,795,277
Nuveen Inflation Linked Bond Fund, Class W 194,680,335
TOTAL INFLATION-PROTECTED ASSETS 194,680,335
INTERNATIONAL EQUITY—19.0%
13,598,411
Nuveen Emerging Markets Equity Fund, Class W 156,925,664
13,422,932
Nuveen International Equity Fund, Class W 230,203,286
14,487,663
Nuveen International Opportunities Fund, Class W 256,866,266
2,616,465
Nuveen International Value Fund, Class I 109,106,609
8,092,364
Nuveen Quant International Small Cap Equity Fund, Class W 122,194,689
TOTAL INTERNATIONAL EQUITY 875,296,514
INTERNATIONAL FIXED INCOME—8.0%
15,014,771
Nuveen Emerging Markets Debt Fund, Class W 139,787,517
25,410,378
Nuveen International Bond Fund, Class W 230,218,027
TOTAL INTERNATIONAL FIXED INCOME 370,005,544
U.S. EQUITY—34.4%
14,172,831
Nuveen Core Equity Fund, Class W 211,458,644
3,958,687
Nuveen Dividend Growth Fund, Class R6 256,047,852
15,448,626
Nuveen Dividend Value Fund, Class R6 247,795,963
6,398,928
Nuveen Growth Opportunities ETF 242,135,436
9,150,157
Nuveen Large Cap Growth Fund, Class W 255,289,368
10,247,897
Nuveen Large Cap Value Fund, Class W 260,399,059
1,196,624
Nuveen Quant Small Cap Equity Fund, Class W 24,686,356
1,396,369
Nuveen Small Cap Select Fund, Class R6 23,458,993
3,465,534
Nuveen Quant Small/Mid Cap Equity Fund, Class W 58,186,309
TOTAL U.S. EQUITY 1,579,457,980
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,752,874,157) 4,585,477,386
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,683,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 3,683,000
TOTAL REPURCHASE AGREEMENT 3,683,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,683,000) 3,683,000
TOTAL INVESTMENTS—99.8%
(Cost $3,756,557,157) 4,589,160,386
OTHER ASSETS & LIABILITIES, NET—0.2% 11,449,051
NET ASSETS—100.0% $ 4,600,609,437
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $3,684,123 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.250% and maturity date 5/15/42, valued at $3,756,695.

Lifecycle 2030

Portfolio of Investments February 28, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2030
Affiliated investment companies $ 4,395,727,308 $ — $ — 189,750,078 $ 4,585,477,386
Short-Term Investments
:
Repurchase agreement — 3,683,000 — — 3,683,000
Total $ 4,395,727,308 $ 3,683,000 $ — $ 189,750,078 $ 4,589,160,386
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2035

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.1%
22,597,047 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-12/18/25; cost $241,178,011) $ 215,801,802
TOTAL DIRECT REAL ESTATE 215,801,802
FIXED INCOME—24.5%
59,182,769
Nuveen Core Bond Fund, Class W 555,726,200
44,527,269
Nuveen Core Plus Bond Fund, Class W 418,556,327
4,954,185
Nuveen Floating Rate Income Fund, Class R6 87,738,619
11,505,629
Nuveen High Yield Fund, Class W 102,515,153
11,572,398
Nuveen Short Term Bond Fund, Class W 118,501,354
TOTAL FIXED INCOME 1,283,037,653
INFLATION-PROTECTED ASSETS—2.3%
10,717,039
Nuveen Inflation Linked Bond Fund, Class W 117,244,407
TOTAL INFLATION-PROTECTED ASSETS 117,244,407
INTERNATIONAL EQUITY—22.2%
17,852,378
Nuveen Emerging Markets Equity Fund, Class W 206,016,437
17,767,343
Nuveen International Equity Fund, Class W 304,709,933
19,160,209
Nuveen International Opportunities Fund, Class W 339,710,497
3,472,826
Nuveen International Value Fund, Class I 144,816,848
10,716,154
Nuveen Quant International Small Cap Equity Fund, Class W 161,813,931
TOTAL INTERNATIONAL EQUITY 1,157,067,646
INTERNATIONAL FIXED INCOME—6.6%
11,086,143
Nuveen Emerging Markets Debt Fund, Class W 103,211,991
26,898,104
Nuveen International Bond Fund, Class W 243,696,820
TOTAL INTERNATIONAL FIXED INCOME 346,908,811
U.S. EQUITY—40.0%
18,777,616
Nuveen Core Equity Fund, Class W 280,162,036
5,250,402
Nuveen Dividend Growth Fund, Class R6 339,596,017
20,467,398
Nuveen Dividend Value Fund, Class R6 328,297,065
8,446,118
Nuveen Growth Opportunities ETF 319,601,105
12,180,741
Nuveen Large Cap Growth Fund, Class W 339,842,685
13,570,977
Nuveen Large Cap Value Fund, Class W 344,838,526
1,586,239
Nuveen Quant Small Cap Equity Fund, Class W 32,724,120
1,849,216
Nuveen Small Cap Select Fund, Class R6 31,066,833
4,589,500
Nuveen Quant Small/Mid Cap Equity Fund, Class W 77,057,711
TOTAL U.S. EQUITY 2,093,186,098
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,123,406,758) 5,213,246,417
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,489,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 4,489,000
TOTAL REPURCHASE AGREEMENT 4,489,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,489,000) 4,489,000
TOTAL INVESTMENTS—99.8%
(Cost $4,127,895,758) 5,217,735,417
OTHER ASSETS & LIABILITIES, NET—0.2% 12,101,599
NET ASSETS—100.0% $ 5,229,837,016
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $4,490,369 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.375% and maturity date 7/15/27, valued at $4,578,810.

Lifecycle 2035

Portfolio of Investments February 28, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2035
Affiliated investment companies $ 4,997,444,615 $ — $ — 215,801,802 $ 5,213,246,417
Short-Term Investments
:
Repurchase agreement — 4,489,000 — — 4,489,000
Total $ 4,997,444,615 $ 4,489,000 $ — $ 215,801,802 $ 5,217,735,417
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2040

(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.1%
28,036,638 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-1/30/26; cost $297,268,796) $ 267,749,891
TOTAL DIRECT REAL ESTATE 267,749,891
FIXED INCOME—16.3%
56,259,726
Nuveen Core Bond Fund, Class W 528,278,826
42,298,696
Nuveen Core Plus Bond Fund, Class W 397,607,744
2,977,506
Nuveen Floating Rate Income Fund, Class R6 52,731,634
6,906,449
Nuveen High Yield Fund, Class W 61,536,464
1,689,009
Nuveen Short Term Bond Fund, Class W 17,295,452
TOTAL FIXED INCOME 1,057,450,120
INFLATION-PROTECTED ASSETS—0.3%
1,480,898
Nuveen Inflation Linked Bond Fund, Class W 16,201,029
TOTAL INFLATION-PROTECTED ASSETS 16,201,029
INTERNATIONAL EQUITY—26.5%
26,568,315
Nuveen Emerging Markets Equity Fund, Class W 306,598,357
26,400,623
Nuveen International Equity Fund, Class W 452,770,692
28,418,242
Nuveen International Opportunities Fund, Class W 503,855,426
5,175,356
Nuveen International Value Fund, Class I 215,812,339
15,943,009
Nuveen Quant International Small Cap Equity Fund, Class W 240,739,436
TOTAL INTERNATIONAL EQUITY 1,719,776,250
INTERNATIONAL FIXED INCOME—4.6%
6,660,455
Nuveen Emerging Markets Debt Fund, Class W 62,008,840
25,607,945
Nuveen International Bond Fund, Class W 232,007,981
TOTAL INTERNATIONAL FIXED INCOME 294,016,821
U.S. EQUITY—48.0%
27,896,320
Nuveen Core Equity Fund, Class W 416,213,102
7,814,599
Nuveen Dividend Growth Fund, Class R6 505,448,255
30,397,990
Nuveen Dividend Value Fund, Class R6 487,583,757
12,529,784
Nuveen Growth Opportunities ETF 474,127,027
18,093,241
Nuveen Large Cap Growth Fund, Class W 504,801,432
20,155,573
Nuveen Large Cap Value Fund, Class W 512,153,116
2,356,551
Nuveen Quant Small Cap Equity Fund, Class W 48,615,640
2,747,194
Nuveen Small Cap Select Fund, Class R6 46,152,865
6,818,209
Nuveen Quant Small/Mid Cap Equity Fund, Class W 114,477,732
TOTAL U.S. EQUITY 3,109,572,926
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $4,875,214,128) 6,464,767,037
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,885,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 5,885,000
TOTAL REPURCHASE AGREEMENT 5,885,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,885,000) 5,885,000
TOTAL INVESTMENTS—99.9%
(Cost $4,881,099,128) 6,470,652,037
OTHER ASSETS & LIABILITIES, NET—0.1% 9,395,871
NET ASSETS—100.0% $ 6,480,047,908
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $5,886,795 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $6,002,703.

Lifecycle 2040

Portfolio of Investments February 28, 2026
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2040
Affiliated investment companies $ 6,197,017,146 $ — $ — 267,749,891 $ 6,464,767,037
Short-Term Investments
:
Repurchase agreement — 5,885,000 — — 5,885,000
Total $ 6,197,017,146 $ 5,885,000 $ — $ 267,749,891 $ 6,470,652,037
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2045

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.1%
21,158,360 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-1/30/26; cost $224,409,657) $ 202,062,339
TOTAL DIRECT REAL ESTATE 202,062,339
FIXED INCOME—9.3%
26,096,618
Nuveen Core Bond Fund, Class W 245,047,241
19,557,425
Nuveen Core Plus Bond Fund, Class W 183,839,792
683,136
Nuveen Floating Rate Income Fund, Class R6 12,098,342
1,580,300
Nuveen High Yield Fund, Class W 14,080,469
TOTAL FIXED INCOME 455,065,844
INTERNATIONAL EQUITY—29.8%
22,519,531
Nuveen Emerging Markets Equity Fund, Class W 259,875,388
22,350,771
Nuveen International Equity Fund, Class W 383,315,724
24,174,213
Nuveen International Opportunities Fund, Class W 428,608,795
4,369,607
Nuveen International Value Fund, Class I 182,212,602
13,610,554
Nuveen Quant International Small Cap Equity Fund, Class W 205,519,363
TOTAL INTERNATIONAL EQUITY 1,459,531,872
INTERNATIONAL FIXED INCOME—2.5%
1,524,091
Nuveen Emerging Markets Debt Fund, Class W 14,189,284
11,838,146
Nuveen International Bond Fund, Class W 107,253,607
TOTAL INTERNATIONAL FIXED INCOME 121,442,891
U.S. EQUITY—54.0%
23,665,692
Nuveen Core Equity Fund, Class W 353,092,128
6,627,389
Nuveen Dividend Growth Fund, Class R6 428,659,504
25,817,321
Nuveen Dividend Value Fund, Class R6 414,109,831
10,625,512
Nuveen Growth Opportunities ETF 402,069,374
15,359,389
Nuveen Large Cap Growth Fund, Class W 428,526,940
17,105,800
Nuveen Large Cap Value Fund, Class W 434,658,372
1,999,499
Nuveen Quant Small Cap Equity Fund, Class W 41,249,654
2,330,993
Nuveen Small Cap Select Fund, Class R6 39,160,680
5,785,232
Nuveen Quant Small/Mid Cap Equity Fund, Class W 97,134,040
TOTAL U.S. EQUITY 2,638,660,523
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $3,557,040,496) 4,876,763,469
TOTAL INVESTMENTS—99.7%
(Cost $3,557,040,496) 4,876,763,469
OTHER ASSETS & LIABILITIES, NET—0.3% 12,236,886
NET ASSETS—100.0% $ 4,889,000,355
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Lifecycle 2045

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2045
Affiliated investment companies $ 4,674,701,130 $ — $ — 202,062,339 $ 4,876,763,469
Total $ 4,674,701,130 $ — $ — $ 202,062,339 $ 4,876,763,469
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2050

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.1%
17,327,099 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-1/30/26; cost $183,426,448) $ 165,473,798
TOTAL DIRECT REAL ESTATE 165,473,798
FIXED INCOME—5.2%
12,515,210
Nuveen Core Bond Fund, Class W 117,517,822
9,394,364
Nuveen Core Plus Bond Fund, Class W 88,307,018
36,198
Nuveen Floating Rate Income Fund, Class R6 641,072
81,558
Nuveen High Yield Fund, Class W 726,684
TOTAL FIXED INCOME 207,192,596
INTERNATIONAL EQUITY—31.8%
19,627,234
Nuveen Emerging Markets Equity Fund, Class W 226,498,277
19,482,101
Nuveen International Equity Fund, Class W 334,118,032
21,028,143
Nuveen International Opportunities Fund, Class W 372,828,968
3,803,822
Nuveen International Value Fund, Class I 158,619,359
11,819,743
Nuveen Quant International Small Cap Equity Fund, Class W 178,478,114
TOTAL INTERNATIONAL EQUITY 1,270,542,750
INTERNATIONAL FIXED INCOME—1.3%
76,811
Nuveen Emerging Markets Debt Fund, Class W 715,108
5,665,793
Nuveen International Bond Fund, Class W 51,332,088
TOTAL INTERNATIONAL FIXED INCOME 52,047,196
U.S. EQUITY—57.4%
20,605,595
Nuveen Core Equity Fund, Class W 307,435,472
5,764,974
Nuveen Dividend Growth Fund, Class R6 372,878,529
22,469,703
Nuveen Dividend Value Fund, Class R6 360,414,041
9,252,891
Nuveen Growth Opportunities ETF 350,129,396
13,376,510
Nuveen Large Cap Growth Fund, Class W 373,204,636
14,904,708
Nuveen Large Cap Value Fund, Class W 378,728,639
1,743,783
Nuveen Quant Small Cap Equity Fund, Class W 35,974,239
2,029,881
Nuveen Small Cap Select Fund, Class R6 34,101,997
5,038,914
Nuveen Quant Small/Mid Cap Equity Fund, Class W 84,603,364
TOTAL U.S. EQUITY 2,297,470,313
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,920,476,661) 3,992,726,653
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,952,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 2,952,000
TOTAL REPURCHASE AGREEMENT 2,952,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,952,000) 2,952,000
TOTAL INVESTMENTS—99.9%
(Cost $2,923,428,661) 3,995,678,653
OTHER ASSETS & LIABILITIES, NET—0.1% 4,262,050
NET ASSETS—100.0% $ 3,999,940,703
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $2,952,900 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.375% and maturity date 11/30/27, valued at $3,011,117.

Lifecycle 2050

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2050
Affiliated investment companies $ 3,827,252,855 $ — $ — 165,473,798 $ 3,992,726,653
Short-Term Investments
:
Repurchase agreement — 2,952,000 — — 2,952,000
Total $ 3,827,252,855 $ 2,952,000 $ — $ 165,473,798 $ 3,995,678,653
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2055

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—4.1%
9,438,511 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-1/30/26; cost $100,611,202) $ 90,137,785
TOTAL DIRECT REAL ESTATE 90,137,785
FIXED INCOME—3.8%
5,069,107
Nuveen Core Bond Fund, Class W 47,598,914
3,794,552
Nuveen Core Plus Bond Fund, Class W 35,668,790
TOTAL FIXED INCOME 83,267,704
INTERNATIONAL EQUITY—32.4%
10,949,409
Nuveen Emerging Markets Equity Fund, Class W 126,356,179
10,809,014
Nuveen International Equity Fund, Class W 185,374,585
11,672,031
Nuveen International Opportunities Fund, Class W 206,945,102
2,107,698
Nuveen International Value Fund, Class I 87,891,019
6,558,939
Nuveen Quant International Small Cap Equity Fund, Class W 99,039,972
TOTAL INTERNATIONAL EQUITY 705,606,857
INTERNATIONAL FIXED INCOME—1.0%
2,297,409
Nuveen International Bond Fund, Class W 20,814,526
TOTAL INTERNATIONAL FIXED INCOME 20,814,526
U.S. EQUITY—58.5%
11,428,586
Nuveen Core Equity Fund, Class W 170,514,503
3,207,245
Nuveen Dividend Growth Fund, Class R6 207,444,576
12,468,601
Nuveen Dividend Value Fund, Class R6 199,996,359
5,128,294
Nuveen Growth Opportunities ETF 194,054,645
7,424,169
Nuveen Large Cap Growth Fund, Class W 207,134,325
8,263,631
Nuveen Large Cap Value Fund, Class W 209,978,852
966,226
Nuveen Quant Small Cap Equity Fund, Class W 19,933,233
1,126,223
Nuveen Small Cap Select Fund, Class R6 18,920,546
2,796,780
Nuveen Quant Small/Mid Cap Equity Fund, Class W 46,957,941
TOTAL U.S. EQUITY 1,274,934,980
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,644,408,152) 2,174,761,852
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,338,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 2,338,000
TOTAL REPURCHASE AGREEMENT 2,338,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,338,000) 2,338,000
TOTAL INVESTMENTS—99.9%
(Cost $1,646,746,152) 2,177,099,852
OTHER ASSETS & LIABILITIES, NET—0.1% 2,000,945
NET ASSETS—100.0% $ 2,179,100,797
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $2,338,713 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.375% and maturity date 7/15/27, valued at $2,384,789.

Lifecycle 2055

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2055
Affiliated investment companies $ 2,084,624,067 $ — $ — 90,137,785 $ 2,174,761,852
Short-Term Investments
:
Repurchase agreement — 2,338,000 — — 2,338,000
Total $ 2,084,624,067 $ 2,338,000 $ — $ 90,137,785 $ 2,177,099,852
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2060

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.1%
4,604,763 (b),(c)
Nuveen Real Property Fund LP (purchased 8/01/16-1/30/26; cost $48,905,172) $ 43,975,489
TOTAL DIRECT REAL ESTATE 43,975,489
FIXED INCOME—2.8%
1,823,280
Nuveen Core Bond Fund, Class W 17,120,599
1,372,510
Nuveen Core Plus Bond Fund, Class W 12,901,593
TOTAL FIXED INCOME 30,022,192
INTERNATIONAL EQUITY—32.8%
5,423,701
Nuveen Emerging Markets Equity Fund, Class W 62,589,510
5,356,623
Nuveen International Equity Fund, Class W 91,866,081
5,782,948
Nuveen International Opportunities Fund, Class W 102,531,674
1,043,430
Nuveen International Value Fund, Class I 43,511,031
3,227,122
Nuveen Quant International Small Cap Equity Fund, Class W 48,729,535
TOTAL INTERNATIONAL EQUITY 349,227,831
INTERNATIONAL FIXED INCOME—0.7%
827,029
Nuveen International Bond Fund, Class W 7,492,880
TOTAL INTERNATIONAL FIXED INCOME 7,492,880
U.S. EQUITY—59.3%
5,659,870
Nuveen Core Equity Fund, Class W 84,445,258
1,581,145
Nuveen Dividend Growth Fund, Class R6 102,268,436
6,164,113
Nuveen Dividend Value Fund, Class R6 98,872,378
2,539,476
Nuveen Growth Opportunities ETF 96,093,772
3,664,481
Nuveen Large Cap Growth Fund, Class W 102,239,013
4,087,116
Nuveen Large Cap Value Fund, Class W 103,853,617
477,718
Nuveen Quant Small Cap Equity Fund, Class W 9,855,323
558,068
Nuveen Small Cap Select Fund, Class R6 9,375,538
1,382,171
Nuveen Quant Small/Mid Cap Equity Fund, Class W 23,206,657
TOTAL U.S. EQUITY 630,209,992
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $839,753,870) 1,060,928,384
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,103,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 1,103,000
TOTAL REPURCHASE AGREEMENT 1,103,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,103,000) 1,103,000
TOTAL INVESTMENTS—99.8%
(Cost $840,856,870) 1,062,031,384
OTHER ASSETS & LIABILITIES, NET—0.2% 1,761,085
NET ASSETS—100.0% $ 1,063,792,469
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $1,103,336 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 4/15/26, valued at $1,125,145.

Lifecycle 2060

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2060
Affiliated investment companies $ 1,016,952,895 $ — $ — 43,975,489 $ 1,060,928,384
Short-Term Investments
:
Repurchase agreement — 1,103,000 — — 1,103,000
Total $ 1,016,952,895 $ 1,103,000 $ — $ 43,975,489 $ 1,062,031,384
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2065

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.2%(a)
DIRECT REAL ESTATE—4.1%
935,241 (b),(c)
Nuveen Real Property Fund LP (purchased 9/30/20-1/30/26; cost $9,547,478) $ 8,931,556
TOTAL DIRECT REAL ESTATE 8,931,556
FIXED INCOME—1.9%
248,317
Nuveen Core Bond Fund, Class W 2,331,693
186,831
Nuveen Core Plus Bond Fund, Class W 1,756,212
TOTAL FIXED INCOME 4,087,905
INTERNATIONAL EQUITY—33.0%
1,106,649
Nuveen Emerging Markets Equity Fund, Class W 12,770,725
1,101,797
Nuveen International Equity Fund, Class W 18,895,827
1,194,250
Nuveen International Opportunities Fund, Class W 21,174,053
214,079
Nuveen International Value Fund, Class I 8,927,081
661,990
Nuveen Quant International Small Cap Equity Fund, Class W 9,996,045
TOTAL INTERNATIONAL EQUITY 71,763,731
INTERNATIONAL FIXED INCOME—0.5%
112,505
Nuveen International Bond Fund, Class W 1,019,294
TOTAL INTERNATIONAL FIXED INCOME 1,019,294
U.S. EQUITY—59.7%
1,166,419
Nuveen Core Equity Fund, Class W 17,402,965
326,026
Nuveen Dividend Growth Fund, Class R6 21,087,394
1,268,404
Nuveen Dividend Value Fund, Class R6 20,345,203
511,480
Nuveen Growth Opportunities ETF 19,354,403
764,990
Nuveen Large Cap Growth Fund, Class W 21,343,210
841,653
Nuveen Large Cap Value Fund, Class W 21,386,391
98,267
Nuveen Quant Small Cap Equity Fund, Class W 2,027,247
115,358
Nuveen Small Cap Select Fund, Class R6 1,938,009
284,361
Nuveen Quant Small/Mid Cap Equity Fund, Class W 4,774,420
TOTAL U.S. EQUITY 129,659,242
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $184,405,048) 215,461,728
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$361,000 (d) Fixed Income Clearing Corporation 3 .660% 03/02/26 361,000
TOTAL REPURCHASE AGREEMENT 361,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $361,000) 361,000
TOTAL INVESTMENTS—99.4%
(Cost $184,766,048) 215,822,728
OTHER ASSETS & LIABILITIES, NET—0.6% 1,378,014
NET ASSETS—100.0% $ 217,200,742
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(d) Agreement with Fixed Income Clearing Corporation, 3.660% dated 2/27/26 to be repurchased at $361,110 on 3/2/26, collateralized by Government Agency Securities, with coupon rate
3.250% and maturity date 5/15/42, valued at $368,224.

Lifecycle 2065

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2065
Affiliated investment companies $ 206,530,172 $ — $ — 8,931,556 $ 215,461,728
Short-Term Investments
:
Repurchase agreement — 361,000 — — 361,000
Total $ 206,530,172 $ 361,000 $ — $ 8,931,556 $ 215,822,728
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Portfolio of Investments February 28, 2026
Lifecycle 2070

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—4.2%
22,813 (b),(c)
Nuveen Real Property Fund LP (purchased 9/30/25-1/30/26; cost $217,186) $ 217,866
TOTAL DIRECT REAL ESTATE 217,866
FIXED INCOME—0.8%
2,656
Nuveen Core Bond Fund, Class W 24,938
1,999
Nuveen Core Plus Bond Fund, Class W 18,793
TOTAL FIXED INCOME 43,731
INTERNATIONAL EQUITY—33.2%
27,272
Nuveen Emerging Markets Equity Fund, Class W 314,723
26,751
Nuveen International Equity Fund, Class W 458,784
29,056
Nuveen International Opportunities Fund, Class W 515,155
5,203
Nuveen International Value Fund, Class I 216,960
16,086
Nuveen Quant International Small Cap Equity Fund, Class W 242,896
TOTAL INTERNATIONAL EQUITY 1,748,518
INTERNATIONAL FIXED INCOME—0.2%
1,206
Nuveen International Bond Fund, Class W 10,926
TOTAL INTERNATIONAL FIXED INCOME 10,926
U.S. EQUITY—61.3%
28,997
Nuveen Core Equity Fund, Class W 432,629
8,167
Nuveen Dividend Growth Fund, Class R6 528,243
31,604
Nuveen Dividend Value Fund, Class R6 506,933
12,878
Nuveen Growth Opportunities ETF 487,303
18,961
Nuveen Large Cap Growth Fund, Class W 529,005
20,934
Nuveen Large Cap Value Fund, Class W 531,923
2,450
Nuveen Quant Small Cap Equity Fund, Class W 50,550
2,840
Nuveen Small Cap Select Fund, Class R6 47,704
7,139
Nuveen Quant Small/Mid Cap Equity Fund, Class W 119,863
TOTAL U.S. EQUITY 3,234,153
TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $5,273,578) 5,255,194
TOTAL INVESTMENTS—99.7%
(Cost $5,273,578) 5,255,194
OTHER ASSETS & LIABILITIES, NET—0.3% 17,686
NET ASSETS—100.0% $ 5,272,880
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Restricted security.
(c) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Lifecycle 2070

Portfolio of Investments February 28, 2026
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2070
Affiliated investment companies $ 5,037,328 $ — $ — 217,866 $ 5,255,194
Total $ 5,037,328 $ — $ — $ 217,866 $ 5,255,194
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.